Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2018
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Net Defined Benefit Liabilities
18.	Net Defined Benefit Liabilities

The amounts recognized in the statements of financial position are determined as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Present value of defined benefit obligations	￦	1,911,166	￦	2,201,876
Fair value of plan assets		(1,519,779)		(1,643,046)

Liabilities	￦	395,079	￦	561,269

Assets in the statement of financial position	￦	3,692	￦	2,439

Changes in the defined benefit obligations for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017		2018
Beginning	￦	1,713,184	￦	1,911,166
Current service cost		210,336		225,667
Interest expense		38,994		51,691
Benefit paid		(154,600)		(121,372)
Changes due to settlements of plan		(61)		9,801
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		3,353		4,600
Actuarial gains and losses arising from changes in financial assumptions		36,946		116,458
Actuarial gains and losses arising from experience adjustments		63,583		(19,919)
Changes in scope of Consolidation		(569)		23,784

Ending	￦	1,911,166	￦	2,201,876

Changes in the fair value of plan assets for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017		2018
Beginning	￦	1,334,780	￦	1,519,779
Interest income		30,303		41,233
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(5,557)		1,409
Benefits paid		(130,510)		(116,303)
Employer contributions		290,895		179,100
Changes in scope of consolidation		(132)		17,828

Ending	￦	1,519,779	￦	1,643,046

Amounts recognized in the statement of profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016		2017		2018
Current service cost	￦	205,114	￦	210,336	￦	225,667
Net Interest cost		12,141		8,691		10,458
Past service cost		424		(61)		9,801
Transfer out		(8,737)		(9,196)		(13,881)

Total expenses	￦	208,942	￦	209,770	￦	232,045

Principal actuarial assumptions used are as follows:

	December 31, 2016	December 31, 2017	December 31, 2018
Discount rate	2.43%	2.76%	2.77%
Future salary increase	4.10%	4.51%	4.61%

The sensitivity of the defined benefit obligations as at December 31, 2018, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption		Decrease in assumption
Discount rate	0.5% point	￦	(72,851)	￦	82,527
Salary growth rate	0.5% point		75,647		(63,267)

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

The above sensitivity analyses are based on an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.

The Group actively monitors how the duration and the expected yield of the investments match the expected cash outflows arising from the pension obligations. Expected contributions to post-employment benefit plans for the year ending December 31, 2019, are ￦320,899 million.

The expected maturity analysis of undiscounted pension benefits as at December 31, 2018, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	183,106	￦	225,706	￦	726,283	￦	3,972,768	￦	5,107,863

The weighted average duration of the defined benefit obligations is 7.4 years.